Note 8 - Intangible Assets - Gross Carrying Amount and Accumulated Amortization of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Finite-lived intangible assets, accumulated amortization	$ (2,739)	$ (2,470)
Finite-lived intangible assets, unamortized intangible assets	2,079
Goodwill, gross carrying amount	802	802
Goodwill, accumulated impairment	0	0
Goodwill	802	802
Intangible assets (including goodwill), gross carrying amount	5,620	5,330
Intangible assets, unamortized intangible assets	2,881	2,860
Mortgage Servicing Rights [Member]
Finite-lived intangible assets, gross carrying amount	4,244	3,954
Finite-lived intangible assets, accumulated amortization	(2,520)	(2,350)
Finite-lived intangible assets, unamortized intangible assets	1,724	1,604
Core Deposits [Member]
Finite-lived intangible assets, gross carrying amount	574	574
Finite-lived intangible assets, accumulated amortization	(219)	(120)
Finite-lived intangible assets, unamortized intangible assets	$ 355	$ 454